TYPE>			13F-HR
<PERIOD>		3/31/09
<FILER>
CIK			0001034646
CCC			jyfwh9*n
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED MARCH 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56th Street
		Floor 4
		New York, NY 10022

13F File Number:  028-06218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Louise Orzo
Title:  Managing Director
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Louise Orzo, New York, NY, May 8, 2009


Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:

Form 13 F Information Table Value Total: $45,376,115




				Form 13 F information Table
				    Title of		     Value	Shares/	Sh/	Put/	Invstmt	Other	     Voting Authority
Name of Issuer			      Class	CUSIP	    (x$1000)	PRN AMT	PRN	Call	Dscretn	Mngrs	Sole	Shared	None

3M Company				COM	88579Y101	249 	5000	SH		SOLE		5000	0	0
Accenture, Ltd.				COM	G1150G111	750 	27300	SH		SOLE		27300	0	0
American Express Corp			COM	025816109	164 	12050	SH		SOLE		12050	0	0
Amgen Inc.				COM	031162100	272 	5500	SH		SOLE		5500	0	0
Apple Computer, Inc.			COM	037833100	725 	6900	SH		SOLE		6900	0	0
Aqua America, Inc.			COM	03836W103	336 	16784	SH		SOLE		16784	0	0
AT&T Inc.				COM	00206R102	1377 	54640	SH		SOLE		54640	0	0
Automatic Data Processing, Inc		COM	053015103	510 	14500	SH		SOLE		14500	0	0
Berkshire Hathaway Inc Del		CL B	084670207	228 	81	SH		SOLE		81	0	0
BP PLC				SPONSORED ADR	055622104	228 	5692	SH		SOLE		5692	0	0
Bristol-Myers Squibb Co.		COM	110122108	938 	42795	SH		SOLE		42795	0	0
C.R. Bard, Inc.				COM	067383109	973 	12200	SH		SOLE		12200	0	0
Cadbury PLC			SPONSORED ADR	12721E102	424 	13992	SH		SOLE		13992	0	0
Chesapeake Energy Corporation		COM	165167107	560 	32845	SH		SOLE		32845	0	0
ChevronTexaco Corporation		COM	166764100	2162 	32150	SH		SOLE		32150	0	0
Chipotle Mexican Grill Inc		CL B	169656204	484 	8445	SH		SOLE		8445	0	0
Chubb Corporation			COM	171232101	860 	20330	SH		SOLE		20330	0	0
Cisco Systems Inc.			COM	17275R102	658 	39240	SH		SOLE		39240	0	0
CitiGroup				COM	172967101	38 	15100	SH		SOLE		15100	0	0
Coca-Cola Company			COM	191216100	743 	16900	SH		SOLE		16900	0	0
Comcast Corporation		CL A SPL	20030N200	336 	26100	SH		SOLE		26100	0	0
Costco Wholesale Corporation		COM	22160K105	786 	16975	SH		SOLE		16975	0	0
Covidien, Ltd.				COM	G2552X108	793 	23845	SH		SOLE		23845	0	0
Curis, Inc.				COM	231269101	511 	370000	SH		SOLE		370000	0	0
CVS/Caremark Corporation		COM	126650100	666 	24225	SH		SOLE		24225	0	0
Devon Energy Corporation		COM	25179M103	516 	11550	SH		SOLE		11550	0	0
Disney (Walt) Co.			COM	254687106	724 	39875	SH		SOLE		39875	0	0
Dow Chemical Company			COM	260543103	124 	14720	SH		SOLE		14720	0	0
Eli Lilly & Co.				COM	532457108	1671 	50000	SH		SOLE		50000	0	0
Emerson Electric Co.			COM	291011104	372 	13000	SH		SOLE		13000	0	0
Exxon Mobil Corporation			COM	30231G102	1651 	24244	SH		SOLE		24244	0	0
Fluor Corporation			COM	343412102	542 	15695	SH		SOLE		15695	0	0
General Electric Co.			COM	369604103	570 	56400	SH		SOLE		56400	0	0
Goldman Sachs Group, Inc.		COM	38141G104	386 	3645	SH		SOLE		3645	0	0
Hewlett-Packard Company			COM	428236103	535 	16675	SH		SOLE		16675	0	0
IAC/InterActive Corp.			COM	44919P508	355 	23300	SH		SOLE		23300	0	0
International Business Machine		COM	459200101	826 	8530	SH		SOLE		8530	0	0
iShares MSCI EAFE Index Fund	MSCI EAFE IDX	464287465	6560 	174525	SH		SOLE		174525	0	0
iShares MSCI Emerging Markets 	MSCI EMERG MKT	464287234	1645 	66315	SH		SOLE		66315	0	0
iSHR Nasdaq Biotechnology Inde	NASDQ BIO INDX	464287556	947 	14275	SH		SOLE		14275	0	0
J.P. Morgan Chase & Co.			COM	46625H100	410 	15415	SH		SOLE		15415	0	0
Johnson Controls, Inc.			COM	478366107	144 	12000	SH		SOLE		12000	0	0
Kinder Morgan Energy Partners	UT LTD PARTNER	494550106	467 	10000	SH		SOLE		10000	0	0
Kraft Foods, Inc.			CL A	50075N104	617 	27691	SH		SOLE		27691	0	0
L-3 Communications Holdings, I		COM	502424104	602 	8885	SH		SOLE		8885	0	0
McDonald's Corp.			COM	580135101	995 	18230	SH		SOLE		18230	0	0
Microsoft Corp.				COM	594918104	1131 	61580	SH		SOLE		61580	0	0
NASDAQ OMX Group, Inc.			COM	631103108	402 	20520	SH		SOLE		20520	0	0
Nokia Corporation		SPONSORED ADR	654902204	247 	21200	SH		SOLE		21200	0	0
Oil Service Holders Trust	DEPOSTRY RCPT	678002106	475 	6400	SH		SOLE		6400	0	0
Pall Corporation			COM	696429307	280 	13700	SH		SOLE		13700	0	0
Pepsico, Inc.				COM	713448108	1288 	25025	SH		SOLE		25025	0	0
Procter & Gamble Co.			COM	742718109	636 	13509	SH		SOLE		13509	0	0
Ralcorp Holdings, Inc.			COM	751028101	504 	9360	SH		SOLE		9360	0	0
Schlumberger Ltd.			COM	806857108	414 	10190	SH		SOLE		10190	0	0
Teva Pharmaceutical Industries		ADR	881624209	613 	13612	SH		SOLE		13612	0	0
Ultra Financials ProShares	ULTRA FINL PRO	74347R743	112 	43000	SH		SOLE		43000	0	0
United Technologies Corp.		COM	913017109	1113 	25900	SH		SOLE		25900	0	0
Verizon Communications			COM	92343V104	756 	25020	SH		SOLE		25020	0	0
Waste Management, Inc.			COM	94106L109	716 	27960	SH		SOLE		27960	0	0
Yahoo! Inc.				COM	984332106	256 	20000	SH		SOLE		20000	0	0
